Concentrations of Credit and Other Risks (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable	$ 0	$ 0
Revenue [Member] | Customer One[Member]
Concentration risk percentage	100.00%	100.00%
Consulting Revenues [Member] | Customer One[Member]
Concentration risk percentage	100.00%	100.00%